Financial Instruments - Sensitivity Analysis - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
USD against INR [Member]
Disclosure of foreign exchange rates [Line Items]
Depreciation of currency	10.00%	10.00%